SCHEDULE IV MORTGAGE LOANS ON REAL ESTATE (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($)
Mortgage Loans on Real Estate [Line Items]
Face Amount of Mortgages	$ 686,522,497
Carrying Amount of Mortgages	$ 679,795,236
Florida | Group 1
Mortgage Loans on Real Estate [Line Items]
Interest Rate	11.04%	[1]
Final Maturity Date	2030	[1]
Periodic Payment Terms	Interest payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	15,900,000	[1]
Carrying Amount of Mortgages	15,780,156	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]
Louisiana | Group 1
Mortgage Loans on Real Estate [Line Items]
Interest Rate	8.75%	[1]
Final Maturity Date	2018	[1]
Periodic Payment Terms	Interest payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	2,939,312	[1]
Carrying Amount of Mortgages	2,939,312	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]
Maryland | Group 1
Mortgage Loans on Real Estate [Line Items]
Interest Rate	11.00%	[1]
Final Maturity Date	2023	[1]
Periodic Payment Terms	Interest payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	74,927,751	[1]
Carrying Amount of Mortgages	69,927,759	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]
Maryland | Group 2
Mortgage Loans on Real Estate [Line Items]
Interest Rate	12.00%	[1]
Final Maturity Date	2046	[1]
Periodic Payment Terms	Interest payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	10,000,000	[1]
Carrying Amount of Mortgages	10,000,000	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]
Maryland | Group 3
Mortgage Loans on Real Estate [Line Items]
Interest Rate	12.00%	[1]
Final Maturity Date	2046	[1]
Periodic Payment Terms	Interest payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	9,500,000	[1]
Carrying Amount of Mortgages	9,500,000	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]
Maryland | Group 4
Mortgage Loans on Real Estate [Line Items]
Interest Rate	12.00%	[1]
Final Maturity Date	2046	[1]
Periodic Payment Terms	Interest payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	5,500,000	[1]
Carrying Amount of Mortgages	5,500,000	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]
Michigan | Group 1
Mortgage Loans on Real Estate [Line Items]
Interest Rate	9.23%	[1]
Final Maturity Date	2029	[1]
Periodic Payment Terms	Interest plus $96,000 of principal payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	415,000,000	[1]
Carrying Amount of Mortgages	413,399,042	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]
Michigan | Group 2
Mortgage Loans on Real Estate [Line Items]
Interest Rate	10.51%	[1]
Final Maturity Date	2021	[1]
Periodic Payment Terms	Interest payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	3,382,260	[1]
Carrying Amount of Mortgages	3,382,260	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]
Michigan | Group 3
Mortgage Loans on Real Estate [Line Items]
Interest Rate	10.00%	[1]
Final Maturity Date	2029	[1]
Periodic Payment Terms	Interest payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	692,446	[1]
Carrying Amount of Mortgages	692,446	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]
Michigan | Group 4
Mortgage Loans on Real Estate [Line Items]
Interest Rate	10.00%	[1]
Final Maturity Date	2029	[1]
Periodic Payment Terms	Interest payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	439,925	[1]
Carrying Amount of Mortgages	439,925	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]
Michigan | Group 5
Mortgage Loans on Real Estate [Line Items]
Interest Rate	10.25%	[1]
Final Maturity Date	2021	[1]
Periodic Payment Terms	Interest payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	3,521,113	[1]
Carrying Amount of Mortgages	3,521,113	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]
Michigan | Group 6
Mortgage Loans on Real Estate [Line Items]
Interest Rate	10.00%	[1]
Final Maturity Date	2029	[1]
Periodic Payment Terms	Interest payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	175,900	[1]
Carrying Amount of Mortgages	175,900	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]
Michigan | Group 7
Mortgage Loans on Real Estate [Line Items]
Interest Rate	10.00%	[1]
Final Maturity Date	2029	[1]
Periodic Payment Terms	Interest payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	49,008	[1]
Carrying Amount of Mortgages	49,008	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]
Michigan | Group 8
Mortgage Loans on Real Estate [Line Items]
Interest Rate	10.00%	[1]
Final Maturity Date	2029	[1]
Periodic Payment Terms	Interest payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	66,087	[1]
Carrying Amount of Mortgages	66,087	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]
Michigan | Group 9
Mortgage Loans on Real Estate [Line Items]
Interest Rate	10.00%	[1]
Final Maturity Date	2029	[1]
Periodic Payment Terms	Interest payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	674,541	[1]
Carrying Amount of Mortgages	674,541	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]
Michigan | Group 10
Mortgage Loans on Real Estate [Line Items]
Interest Rate	10.00%	[1]
Final Maturity Date	2029	[1]
Periodic Payment Terms	Interest payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	384,343	[1]
Carrying Amount of Mortgages	384,343	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]
Michigan | Group 11
Mortgage Loans on Real Estate [Line Items]
Interest Rate	12.00%	[1]
Final Maturity Date	2046	[1]
Periodic Payment Terms	Interest payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	1,500,000	[1]
Carrying Amount of Mortgages	1,500,000	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]
Missouri and Tennessee | Group 1
Mortgage Loans on Real Estate [Line Items]
Interest Rate	8.35%	[1]
Final Maturity Date	2015	[1]
Periodic Payment Terms	Interest plus $8,800 of principal payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	6,997,610	[1]
Carrying Amount of Mortgages	6,445,399	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]
Ohio and Pennsylvania | Group 1
Mortgage Loans on Real Estate [Line Items]
Interest Rate	9.64%	[1]
Final Maturity Date	2024	[1]
Periodic Payment Terms	Interest payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	112,500,000	[1]
Carrying Amount of Mortgages	112,500,000	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]
Ohio | Group 1
Mortgage Loans on Real Estate [Line Items]
Interest Rate	12.00%	[1]
Final Maturity Date	2022	[1]
Periodic Payment Terms	Interest plus $2,400 of principal payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	6,112,406	[1]
Carrying Amount of Mortgages	6,023,197	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]
Ohio | Group 2
Mortgage Loans on Real Estate [Line Items]
Interest Rate	12.00%	[1]
Final Maturity Date	2022	[1]
Periodic Payment Terms	Interest payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	345,011	[1]
Carrying Amount of Mortgages	345,011	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]
Ohio | Group 3
Mortgage Loans on Real Estate [Line Items]
Interest Rate	12.00%	[1]
Final Maturity Date	2022	[1]
Periodic Payment Terms	Interest payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	796,397	[1]
Carrying Amount of Mortgages	796,397	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]
Ohio | Group 4
Mortgage Loans on Real Estate [Line Items]
Interest Rate	12.00%	[1]
Final Maturity Date	2022	[1]
Periodic Payment Terms	Interest payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	112,100	[1]
Carrying Amount of Mortgages	112,100	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]
Ohio | Group 5
Mortgage Loans on Real Estate [Line Items]
Interest Rate	12.00%	[1]
Final Maturity Date	2022	[1]
Periodic Payment Terms	Interest payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	194,806	[1]
Carrying Amount of Mortgages	194,806	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]
Ohio | Group 6
Mortgage Loans on Real Estate [Line Items]
Interest Rate	11.42%	[1]
Final Maturity Date	2018	[1]
Periodic Payment Terms	Interest payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	11,874,013	[1]
Carrying Amount of Mortgages	12,508,966	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]
South Carolina | Group 1
Mortgage Loans on Real Estate [Line Items]
Interest Rate	8.75%	[1]
Final Maturity Date	2018	[1]
Periodic Payment Terms	Interest payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	1,134,935	[1]
Carrying Amount of Mortgages	1,134,935	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]
Virginia | Group 1
Mortgage Loans on Real Estate [Line Items]
Interest Rate	8.75%	[1]
Final Maturity Date	2018	[1]
Periodic Payment Terms	Interest payable monthly	[1]
Prior Liens	$ 0	[1]
Face Amount of Mortgages	1,802,533	[1]
Carrying Amount of Mortgages	1,802,533	[1],[2],[3]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0	[1]

[1]	Mortgage loans included in this schedule represent first mortgages on facilities used in the delivery of long-term healthcare of which such facilities are located in the states indicated.
[2]	The aggregate cost for federal income tax purposes is equal to the carrying amount.
[3]	Year Ended December 31, 2013 2014 2015 Balance at beginning of period $ 238,621,161, $ 241,514,812, $ 648,078,550 Additions during period Placements 3,378,357, 529,547,836, 33,288,320 Deductions during period - collection of principal/other(484,706)(122,984,098)(1,571,634) Balance at close of period $ 241,514,812$ 648,078,550 $ 679,795,236